Employee Plans	12 Months Ended
Oct. 31, 2012
Employee Plans

Note 13—Employee Plans

The Company maintains the Quiksilver 401(k) Employee Savings Plan and Trust (the “401(k) Plan”). This plan is generally available to all domestic employees with six months of service and is funded by employee contributions and periodic discretionary contributions from the Company, which are approved by the Company’s Board of Directors. The Company made contributions of zero, $1 million, and zero to the 401(k) Plan in fiscal 2012, 2011, and 2010 respectively.

Employees of the Company’s French subsidiary, Na Pali SAS, with three months of service are covered under the French Profit Sharing Plan (the “French Profit Sharing Plan”), which is mandated by law. Compensation is earned under the French Profit Sharing Plan based on statutory computations with an additional discretionary component. Funds are maintained by the Company and become fully vested with the employees after five years, although earlier disbursement is optional if certain personal events occur or upon the termination of employment. Compensation expense of $0.4 million, $3 million, and $3 million was recognized related to the French Profit Sharing Plan for the fiscal years ended October 31, 2012, 2011 and 2010, respectively.